Disclosures on reserves in Equity (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about controls capital management [Abstract]
Disclosure of detailed information about controls capital management [Text Block]
The Company’s management controls capital management based on the following ratios:

Capital Management	As of December 31, 2019	As of December 31, 2018	Description (1)	Calculation (1)
Net Financial Debt (ThUS$)	719,809	471,755	Financial Debt – Financial Resources	Other current Financial Liabilities + Other Non-Current Financial Liabilities – Cash and Cash Equivalents – Other Current Financial Assets – Hedging Assets, non-current
Liquidity	3.45	4.32	Current Assets divided by Current Liabilities	Total Current Assets / Total Current Liabilities
Net Debt / Capitalization	0.25	0.18	Net Financial Debt divided by Total Equity	Net financial debt / Total Equity
ROE	13.154%	20.7%	Profit for the year divided by Total Equity	LTM (2) Profit for the year / Equity
Adjusted EBITDA (ThUS$)	645,142	855,652	Adjusted EBITDA
Profit for the year + Depreciation and Amortization Expenses + Finance Costs + Income Tax – Other income and Share of profit of associates and joint ventures + Other expenses – Finance income – Currency differences

EBITDA (MUS$)	669,831	902,450	EBITDA	Profit for the year + Depreciation and Amortization Expenses + Finance Costs + Income Tax
ROA	12.76%	20.31%	Adjusted EBITDA – Depreciation divided by Total Assets net of financial resources less related parties’ investments	(LTM Gross Profit – Administrative Expenses)/ (Total Assets – Cash and Cash Equivalents – Other Current Financial Assets – Other Non-Current Financial Assets – Equity-accounted Investments)
Indebtedness	1.19	1.00	Total Liabilities on Equity	Total Liabilities / Total Equity

Disclosure of classes of share capital [text block]
Detail of capital classes in shares:

As of December 31, 2019 and 2018, the Company has not placed any new shares issues on the market

	As of December 31, 2019		As of December 31, 2018
Type of capital in preferred shares	Serie A	Serie B	Serie A	Serie B
Description of type of capital in preferred shares
Number of authorized shares	142,819,552	120,376,972	142,819,552	120,376,972
Number of fully subscribed and paid shares	142,819,552	120,376,972	142,819,552	120,376,972
Number of subscribed, partially paid shares	-	-	-	-
Par value of shares in US$	0.9435	2.8464	0.9435	2.8464
Increase (decrease) in the number of current shares	-	-	-	-
Number of current shares	142,819,552	120,376,972	142,819,552	120,376,972
Number of shares owned by the entity or its subsidiaries or associates	-	-	-	-
Number of shares whose issuance is reserved due to the existence of options or agreements to dispose shares	-	-	-	-
Capital amount in shares ThUS$	134,750	342,636	134,750	342,636
Amount of premium issuance ThUS$	-	-	-	-
Amount of reserves ThUS$	-	-	-	-
Total number of subscribed shares	142,819,552	120,376,972	142,819,552	120,376,972

19.3   Disclosures on reserves in Equity

As of December 31, 2019, 2018 and 2017, this caption comprises the following:

Disclosures on reserves un Equity	As of December 31, 2019	As of December 31, 2018	As of December 31, 2017
	ThUS$	ThUS$	ThUS$
Reserve for currency exchange conversion	(25,745)	(26,307)	(24,913)
Reserve for cash flow hedges	7,196	7,971	2,248
Reserve for gains and losses from financial assets measured at fair value through other comprehensive income	(270)	(1,111)	2,937
Reserve for actuarial gains or losses in defined benefit plans	(9,490)	(6,884)	(5,953)
Other reserves	14,086	11,332	11,332
Total	(14,223)	(14,999)	(14,349)

Disclosure of detailed information about movement in other reserves [Text Block]
Movements in other reserves and changes in interest were as follows:

	Foreign currency translation difference	Reserve for cash flow hedges		Reserve for actuarial gains and losses from defined benefit plans		Reserve for gains (losses) from financial assets measured at fair value through other comprehensive income		Other reserves	Total reserves
Movements	Before taxes	Before taxes	Tax	Before taxes	Deferred taxes	Before taxes	Deferred taxes	Before taxes	Reserves	Deferred taxes	Total reserves
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance as of January 1, 2017	(19,463)	64	-	(5,446)	612	4,813	(1,300)	7,832	(12,200)	(688)	(12,888)
Increase	1,992	4,068	-	1,092	(308)	6,090	-	3,500	16,742	(308)	16,434
Decrease	(7,442)	(1,884)	-	(2,493)	590	(6,116)	(550)	-	(17,935)	40	(17,895)
Closing balance as of December 31, 2017	(24,913)	2,248	-	(6,847)	894	4,787	(1,850)	11,332	(13,393)	(956)	(14,349)
Increase	6,542	14,794	-	674	(133)	294	(79)	-	22,304	(212)	22,092
Decrease	(7,936)	(9,071)	-	(2,003)	531	(5,841)	1,578	-	(24,851)	2,109	(22,742)
Closing balance as of December 31, 2018	(26,307)	7,971	-	(8,176)	1,292	(760)	(351)	11,332	(15,940)	941	(14,999)
Increase	1,824	8,628	(2,683)	-	-	1,570	(424)	3,093	15,115	(3,107)	12,008
Decrease	(1,262)	(6,720)	-	(3,306)	700	(418)	113	(339)	(12,045)	813	(11,232)
Closing balance as of December 31, 2019	(25,745)	9,879	(2,683)	(11,482)	1,992	392	(662)	14,086	(12,870)	(1,353)	(14,223)

Disclosure of detailed information about legal reserves reported in the individual financial statements of the subsidiaries [Text Block]

Subsidiary - Associate	As of December 31, 2019	As of December 31, 2018	As of December 31, 2017
	ThUS$	ThUS$	ThUS$
SQM Iberian S.A. (1)	9,464	9,464	9,464
SQM Europe NV	1,957	1,957	1,957
Soquimich European holding B.V.	828	828	828
Abu Dhabi Fertilizer Industries WWL	455	455	455
Doktor Tarsa Tarim Sanayi AS	305	305	305
Kore Potash PLC	2,754	-	-
Total	15,763	13,009	13,009
Corresponds to the acquisition of the subsidiary SQM Iberian S.A., which was already under Company ownership at the acquisition date (IAS 27 R).	(1,677)	(1,677)	(1,677)
Total Other reserves	14,086	11,332	11,332

(1)	In the case of SQM Iberian S.A., the balance corresponds to the results obtained in the previous financial year which are presented as forming part of other reserves because of local regulations

Disclosure of dividends [text block]
Dividends were the following:

Dividends	For the year ended December 31, 2019	For the year ended December 31, 2018	For the year ended December 31, 2017
	ThUS$	ThUS$	ThUS$
Ajay SQM Chile S.A. Dividends	882	823	55,501
Soquimich Comercial S.A. Interim Dividend	3,936	7,872	-
Soquimich Comercial S.A. Payable Dividend	1,999	1,038	3,171
Non-controlling interests	6,817	9,733	58,672
Interim dividend	211,224	331,199	317,243
Additional dividend	-	100,000	-
Dividends payable	66,891	108,631	107,358
Owners of the Parent	278,115	539,8300	424,601
Dividends discounted from equity for the period	284,932	549,563	483,273

Disclosure of Information attributable to non-controlling interests [Text Block]
Detail of non-controlling interests

		Profit (loss) attributable to non-controlling interest			Equity, non-controlling interests			Dividends paid to noncontrolling interests
Subsidiaries	% of interests in the ownership held by non-controlling interest	For the year ended December 31, 2019	For the year ended December 31, 2018	For the year ended December 31, 2017	For the year ended December 31, 2019	For the year ended December 31, 2018	For the year ended December 31, 2017	For the year ended December 31, 2019	For the year ended December 31, 201 8	For the year ended December 31, 2017
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Proinsa Ltda.	0.1%	-	-	-	-	-	-	-	-	-
SQM Potasio S.A.	0.00001%	-	-	-	-	-	-	-	-	-
Ajay SQM Chile S.A.	49%	740	1,176	1,023	8,517	8,659	8,306	882	823	989
Soquimich Comercial S.A.	39.3616784%	1,999	1,375	100	38,103	41,855	49,247	5,935	8,910	1,264
Comercial Agrorama Ltda.	30%	(251)	(318)	(403)	(693)	(481)	(184)	-	-	-
Agrorama S.A.	0.001%	-	-		-	-	-	-	-	-
Orcoma Estudios SPA	49%	-	-	-	2,277	2,277	2,277	-	-	-
SQM Indonesia S.A.	20%	-	-	-	1	1	-	-	-	-
Total		2,488	2,233	720	48,205	52,311	59,646	6,817	9,733	2,253